UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Trend Fund Fidelity® Trend Fund : FTRNX

This annual shareholder report contains information about Fidelity® Trend Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Trend Fund	$ 81	0.74%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by industrials. Stock picks in information technology also boosted relative performance. Also bolstering our relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Robinhood Markets (+194%). This period we decreased our position in Robinhood Markets. A second notable relative contributor was an overweight in Howmet Aerospace (+89%). An overweight in Comfort Systems USA (+116%) also contributed.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an overweight in consumer discretionary, primarily within the consumer services industry. Security selection in financials, primarily within the financial services industry, also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor was our non-benchmark stake in Flywire (-52%). The stock was not held at period end. The second-largest relative detractor was an underweight in Alphabet (+66%). The company was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Fair Isaac (-15%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Trend Fund	18.73%	14.40%	17.79%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Russell 1000® Index	17.37%	13.59%	14.59%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,475,154,548
Number of Holdings	127
Total Advisory Fee	$29,845,674
Portfolio Turnover	60%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	44.7
Industrials	19.5
Consumer Discretionary	14.7
Communication Services	11.7
Health Care	3.7
Financials	3.1
Real Estate	1.2
Utilities	0.6
Materials	0.6
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.7
Canada - 0.8
Taiwan - 0.5
Finland - 0.4
Korea (South) - 0.4
Australia - 0.3
France - 0.3
Italy - 0.2
Switzerland - 0.2
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.9
Alphabet Inc Class A	6.0
Apple Inc	5.8
Microsoft Corp	5.7
Broadcom Inc	4.5
Amazon.com Inc	4.4
Tesla Inc	3.8
Meta Platforms Inc Class A	3.5
Eli Lilly & Co	2.5
Sterling Infrastructure Inc	2.1
53.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914123.101    5-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Trend Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Trend Fund (the “Fund”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Trend Fund	$52,100	$2,500	$13,000	$800

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Trend Fund	$50,000	$4,900	$12,700	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,767,900	$15,310,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Trend Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Trend Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	4,879,022	10,028,527
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (a)(c)(d)	3,000	4,938,420
TOTAL AUSTRALIA		14,966,947
CANADA - 0.8%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (a)	180,990	15,474,246
Financials - 0.0%
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (e)	2,739	125,857
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (a)	133,200	21,441,204
TOTAL CANADA		37,041,307
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	265,000	9,897,750
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Hermes International SCA	4,800	11,970,117
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (a)(e)	138,700	5,672,830
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Accelerant Holdings Class A (a)(e)	12,700	207,645
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho (f)	841,709	1,688,064
Specialty Retail - 0.1%
Lenskart Solutions Ltd (f)	579,644	2,907,186
TOTAL INDIA		4,595,250
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	4,900	172,137
ITALY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA	91,600	10,594,748
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Coupang Inc Class A (a)	665,600	15,701,504
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	37,060	7,992,028
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	76,600	23,277,974
UNITED STATES - 96.3%
Communication Services - 11.7%
Entertainment - 2.0%
Netflix Inc (a)	545,000	51,099,200
ROBLOX Corp Class A (a)	224,800	18,215,544
Spotify Technology SA (a)	36,900	21,428,199
		90,742,943
Interactive Media & Services - 9.7%
Alphabet Inc Class A	856,940	268,222,220
Meta Platforms Inc Class A	234,000	154,461,060
Reddit Inc Class A (a)	47,500	10,918,825
		433,602,105
TOTAL COMMUNICATION SERVICES		524,345,048
Consumer Discretionary - 12.9%
Automobiles - 3.8%
Tesla Inc (a)	378,700	170,308,964
Broadline Retail - 4.4%
Amazon.com Inc (a)	844,500	194,927,490
Hotels, Restaurants & Leisure - 2.0%
Black Rock Coffee Bar Inc Class A	7,100	157,975
Brinker International Inc (a)	60,300	8,654,256
Dutch Bros Inc Class A (a)	456,400	27,940,808
First Watch Restaurant Group Inc (a)	1,027,884	15,500,491
Starbucks Corp	191,400	16,117,794
Texas Roadhouse Inc	77,900	12,931,400
Wingstop Inc (e)	35,200	8,394,848
		89,697,572
Household Durables - 1.8%
PulteGroup Inc	181,500	21,282,690
SharkNinja Inc (a)	267,000	29,877,300
Somnigroup International Inc	337,900	30,167,712
		81,327,702
Specialty Retail - 0.9%
Boot Barn Holdings Inc (a)	100,500	17,735,235
Carvana Co Class A (a)	31,100	13,124,822
O'Reilly Automotive Inc (a)	79,300	7,232,953
Wayfair Inc Class A (a)	8,724	875,977
		38,968,987
TOTAL CONSUMER DISCRETIONARY		575,230,715
Consumer Staples - 0.3%
Beverages - 0.1%
Celsius Holdings Inc (a)	100,400	4,592,296
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp	47	40,530
Performance Food Group Co (a)	117,800	10,592,576
		10,633,106
Personal Care Products - 0.0%
elf Beauty Inc (a)	100	7,603
TOTAL CONSUMER STAPLES		15,233,005
Financials - 3.1%
Capital Markets - 1.7%
Ares Management Corp Class A	89,000	14,385,070
Blackstone Inc	123,600	19,051,704
Coinbase Global Inc Class A (a)	27,000	6,105,780
Robinhood Markets Inc Class A (a)	300,800	34,020,480
		73,563,034
Consumer Finance - 0.5%
SoFi Technologies Inc Class A (a)	910,800	23,844,744
Financial Services - 0.9%
Affirm Holdings Inc Class A (a)	253,300	18,853,119
Apollo Global Management Inc	112,400	16,271,024
Toast Inc Class A (a)	132,900	4,719,279
		39,843,422
TOTAL FINANCIALS		137,251,200
Health Care - 3.5%
Biotechnology - 0.2%
Alnylam Pharmaceuticals Inc (a)	17,800	7,078,170
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (a)	107,892	10,287,502
Medline Inc Class A	74,800	3,141,600
TransMedics Group Inc (a)	109,300	13,296,345
		26,725,447
Health Care Technology - 0.2%
Doximity Inc Class A (a)	14,800	655,344
Veeva Systems Inc Class A (a)	40,200	8,973,846
		9,629,190
Pharmaceuticals - 2.5%
Eli Lilly & Co	103,651	111,391,657
TOTAL HEALTH CARE		154,824,464
Industrials - 19.3%
Aerospace & Defense - 7.6%
ATI Inc (a)	364,500	41,830,020
Axon Enterprise Inc (a)	154,317	87,641,254
Beta Technologies Inc Class A (a)	24,200	682,682
Boeing Co (a)	250	54,280
Carpenter Technology Corp	71,200	22,416,608
HEICO Corp Class A	118,788	29,985,655
Howmet Aerospace Inc	391,200	80,203,824
Karman Holdings Inc (a)	309,900	22,675,383
Leonardo DRS Inc	583,400	19,888,106
Loar Holdings Inc (a)(e)	59,800	4,066,400
Rocket Lab Corp	57,200	3,990,272
StandardAero Inc (a)	66,400	1,904,352
TransDigm Group Inc	15,177	20,183,133
		335,521,969
Building Products - 0.5%
AAON Inc (e)	67,200	5,124,000
Trane Technologies PLC	43,000	16,735,600
		21,859,600
Commercial Services & Supplies - 0.6%
Cintas Corp	148,112	27,855,424
Construction & Engineering - 6.6%
API Group Corp (a)	523,000	20,009,980
Comfort Systems USA Inc	56,400	52,637,556
Construction Partners Inc Class A (a)	398,800	43,289,740
EMCOR Group Inc	80,200	49,065,558
Legence Corp Class A	31,000	1,334,240
MasTec Inc (a)	161,700	35,148,729
Sterling Infrastructure Inc (a)	311,500	95,390,645
		296,876,448
Electrical Equipment - 0.5%
GE Vernova Inc	34,400	22,482,808
Ground Transportation - 0.6%
XPO Inc (a)	213,900	29,071,149
Machinery - 1.5%
Federal Signal Corp	206,100	22,380,399
RBC Bearings Inc (a)	101,300	45,425,959
		67,806,358
Passenger Airlines - 0.5%
Delta Air Lines Inc	316,400	21,958,160
Trading Companies & Distributors - 0.9%
FTAI Aviation Ltd	86,400	17,007,840
United Rentals Inc	19,500	15,781,740
WW Grainger Inc	8,200	8,274,210
		41,063,790
TOTAL INDUSTRIALS		864,495,706
Information Technology - 43.1%
Communications Equipment - 1.0%
Arista Networks Inc (a)	135,400	17,741,462
Lumentum Holdings Inc (a)	72,300	26,649,057
		44,390,519
Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp Class A	283,400	38,298,676
Coherent Corp (a)	451,300	83,296,441
OSI Systems Inc (a)	170,400	43,462,224
		165,057,341
IT Services - 0.2%
Cloudflare Inc Class A (a)	49,300	9,719,495
Semiconductors & Semiconductor Equipment - 20.8%
Advanced Micro Devices Inc (a)	76,200	16,318,992
Astera Labs Inc (a)	31,500	5,240,340
Broadcom Inc	578,500	200,218,850
Lam Research Corp	184,800	31,634,064
Monolithic Power Systems Inc	8,500	7,704,060
NVIDIA Corp	3,572,560	666,282,440
		927,398,746
Software - 11.5%
AppLovin Corp Class A (a)	69,000	46,493,580
Cadence Design Systems Inc (a)	96,569	30,185,538
Fair Isaac Corp (a)	32,159	54,368,649
HubSpot Inc (a)	13,300	5,337,290
Microsoft Corp	520,400	251,675,848
Onestream Inc Class A (a)	4,600	84,547
Oracle Corp	163,200	31,809,312
Palantir Technologies Inc Class A (a)	337,400	59,972,850
Palo Alto Networks Inc (a)	123,700	22,785,540
Plaid Inc/DE Class A (c)(d)	16,919	3,616,944
Synopsys Inc (a)	12,600	5,918,472
		512,248,570
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	942,076	256,112,782
Pure Storage Inc Class A (a)	93,325	6,253,708
Super Micro Computer Inc (a)(e)	60,700	1,776,689
		264,143,179
TOTAL INFORMATION TECHNOLOGY		1,922,957,850
Materials - 0.6%
Construction Materials - 0.5%
Vulcan Materials Co	66,700	19,024,174
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	81,900	6,614,244
TOTAL MATERIALS		25,638,418
Real Estate - 1.2%
Health Care REITs - 1.0%
Welltower Inc	235,600	43,729,716
Specialized REITs - 0.2%
Iron Mountain Inc	139,700	11,588,115
TOTAL REAL ESTATE		55,317,831
Utilities - 0.6%
Electric Utilities - 0.1%
NRG Energy Inc	40,300	6,417,372
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (a)	46,400	17,392,576
Vistra Corp	32,300	5,210,959
		22,603,535
TOTAL UTILITIES		29,020,907
TOTAL UNITED STATES		4,304,315,144
TOTAL COMMON STOCKS (Cost $2,179,078,289)		4,446,405,381

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series E (c)(d)	159,921	8,566,968
UNITED STATES - 0.5%
Information Technology - 0.5%
IT Services - 0.2%
X.Ai Holdings Corp Series C (c)(d)	129,100	9,741,886
Software - 0.3%
Anthropic PBC Series F (c)(d)	20,900	4,875,970
Databricks Inc Series L (c)(d)	36,300	6,897,000
OpenAI Group Pbc Series A-3 (c)(d)	4,673	2,231,264
		14,004,234
TOTAL UNITED STATES		23,746,120
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,639,306)		32,313,088

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $16,672,571)	3.77	16,670,904	16,672,572

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,218,390,166)	4,495,391,041
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(20,236,493)
NET ASSETS - 100.0%	4,475,154,548

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,028,527 or 0.2% of net assets.

(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,868,452 or 0.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,595,250 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	2,946,223

Canva Australia Holdings Pty Ltd Class A	8/19/2025	4,938,420

Databricks Inc Series L	12/18/2025	6,897,000

OpenAI Group Pbc Series A-3	8/4/2025	1,434,100

Oura Health Oy Series E	9/24/2025	8,566,968

Plaid Inc/DE Class A	3/31/2025	3,451,080

X.Ai Holdings Corp Series C	11/22/2024	2,795,015

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Meesho	6/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,499,254	679,129,737	699,627,306	376,981	(1,685)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	44,034,997	390,591,090	417,952,982	164,381	(534)	1	16,672,572	16,670,904	0.1%
Total	64,534,251	1,069,720,827	1,117,580,288	541,362	(2,219)	1	16,672,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	524,345,048	524,345,048	-	-
Consumer Discretionary	657,129,188	649,137,160	7,992,028	-
Consumer Staples	15,233,005	15,233,005	-	-
Financials	137,756,839	137,756,839	-	-
Health Care	154,824,464	154,824,464	-	-
Industrials	874,524,233	874,524,233	-	-
Information Technology	1,972,615,448	1,964,060,084	-	8,555,364
Materials	25,638,418	25,638,418	-	-
Real Estate	55,317,831	55,317,831	-	-
Utilities	29,020,907	29,020,907	-	-

Convertible Preferred Stocks
Health Care	8,566,968	-	-	8,566,968
Information Technology	23,746,120	-	-	23,746,120

Money Market Funds	16,672,572	16,672,572	-	-
Total Investments in Securities:	4,495,391,041	4,446,530,561	7,992,028	40,868,452
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $23,474,427) - See accompanying schedule:
Unaffiliated issuers (cost $2,201,717,595)	$4,478,718,469
Fidelity Central Funds (cost $16,672,571)	16,672,572

Total Investment in Securities (cost $2,218,390,166)		$4,495,391,041
Foreign currency held at value (cost $118,627)		118,588
Receivable for fund shares sold		2,745,254
Dividends receivable		459,079
Distributions receivable from Fidelity Central Funds		8,322
Prepaid expenses		3,372
Other receivables		7,658
Total assets		4,498,733,314
Liabilities
Payable to custodian bank	$1,222,796
Payable for fund shares redeemed	2,422,324
Distributions payable	1,118
Accrued management fee	2,856,268
Other payables and accrued expenses	407,172
Collateral on securities loaned	16,669,088
Total liabilities		23,578,766
Net Assets		$4,475,154,548
Net Assets consist of:
Paid in capital		$2,149,649,479
Total accumulated earnings (loss)		2,325,505,069
Net Assets		$4,475,154,548
Net Asset Value, offering price and redemption price per share ($4,475,154,548 ÷ 22,512,695 shares)		$198.78
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$12,389,620
Income from Fidelity Central Funds (including $164,381 from security lending)		541,362
Total income		12,930,982
Expenses
Management fee
Basic fee	$25,343,195
Performance adjustment	4,502,479
Custodian fees and expenses	43,944
Independent trustees' fees and expenses	15,977
Registration fees	118,813
Audit fees	122,258
Legal	7,105
Interest	224,929
Miscellaneous	14,591
Total expenses		30,393,291
Net Investment income (loss)		(17,462,309)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $42,860)	294,158,501
Fidelity Central Funds	(2,219)
Foreign currency transactions	5,451
Total net realized gain (loss)		294,161,733
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $93,584)	416,280,299
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	24,831
Total change in net unrealized appreciation (depreciation)		416,305,131
Net gain (loss)		710,466,864
Net increase (decrease) in net assets resulting from operations		$693,004,555
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,462,309)	$(6,300,578)
Net realized gain (loss)	294,161,733	678,558,487
Change in net unrealized appreciation (depreciation)	416,305,131	466,707,522
Net increase (decrease) in net assets resulting from operations	693,004,555	1,138,965,431
Distributions to shareholders	(357,666,117)	(539,061,475)

Share transactions
Proceeds from sales of shares	595,315,831	457,413,209
Reinvestment of distributions	322,347,692	483,341,495
Cost of shares redeemed	(768,332,024)	(418,523,929)

Net increase (decrease) in net assets resulting from share transactions	149,331,499	522,230,775
Total increase (decrease) in net assets	484,669,937	1,122,134,731

Net Assets
Beginning of period	3,990,484,611	2,868,349,880
End of period	$4,475,154,548	$3,990,484,611

Other Information
Shares
Sold	3,131,775	2,438,550
Issued in reinvestment of distributions	1,680,489	2,614,731
Redeemed	(4,228,850)	(2,315,801)
Net increase (decrease)	583,414	2,737,480

Financial Highlights
Fidelity® Trend Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$181.97	$149.46	$108.61	$171.87	$151.69
Income from Investment Operations
Net investment income (loss) A,B	(.79)	(.33)	.06 C	(.01)	(.66)
Net realized and unrealized gain (loss)	33.95	60.62	47.80	(57.45)	34.24
Total from investment operations	33.16	60.29	47.86	(57.46)	33.58
Distributions from net investment income	(.39)	(.83)	(.07)	(.01)	-
Distributions from net realized gain	(15.96)	(26.94)	(6.94)	(5.79)	(13.40)
Total distributions	(16.35)	(27.78) D	(7.01)	(5.80)	(13.40)
Net asset value, end of period	$198.78	$181.97	$149.46	$108.61	$171.87
Total Return E	18.73%	40.16%	44.39%	(33.64)%	22.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.60%	.53%	.58%	.73%
Expenses net of fee waivers, if any	.74%	.60%	.52%	.57%	.73%
Expenses net of all reductions, if any	.74%	.60%	.52%	.57%	.73%
Net investment income (loss)	(.42)%	(.18)%	.04% C	(.01)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,475,155	$3,990,485	$2,868,350	$2,101,552	$3,582,408
Portfolio turnover rate H	60%	64%	38%	34%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.02)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,349,057,421
Gross unrealized depreciation	(85,090,514)
Net unrealized appreciation (depreciation)	$2,263,966,907
Tax Cost	$2,231,424,134

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$61,865,640
Net unrealized appreciation (depreciation) on securities and other investments	$2,263,982,094

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$23,386,850	$ 18,602,869
Long-term Capital Gains	334,279,267	520,458,606
Total	$357,666,117	$ 539,061,475

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Trend Fund	2,461,826,425	2,658,362,682
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Trend Fund	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Trend Fund	.62

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Trend Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .11%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Trend Fund	$2,799

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Trend Fund	38,494

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Trend Fund	Borrower	21,225,844	4.24%	224,929

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Trend Fund	152,233,052	167,038,195	12,675,304
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Trend Fund	5,344
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Trend Fund	17,238	3,702	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Trend Fund	7,623,761
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Trend Fund and Shareholders of Fidelity Trend Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Trend Fund (the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $288,472,778, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in February, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 0.19% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540017.128
TRE-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026